CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Finance costs	$ 5.2	$ 23.3
Share-based compensation	6.9	11.7
Derivative loss	2.4	53.0
Write-down of assets	4.9	3.4
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, inventories	98.2	5.7
Changes in estimates of asset retirement obligations at closed sites	40.7	6.1
Gain on sale of 70% interest in Eastern Borosi property	0.0	(4.1)
Share of net loss from investment in associate, net of income taxes	0.6	1.6
Interest income	(4.2)	(8.9)
Fair value of deferred consideration from the sale of Sadiola	(4.6)	0.0
Effects of exchange rate fluctuation on cash and cash equivalents	9.7	(8.7)
Effects of exchange rate fluctuation on restricted cash	2.9	(2.7)
Loss on redemption of 7% senior notes	0.0	22.5
Gain on establishment of the Rosebel UJV	0.0	(16.9)
Gain on sale of Sadiola	0.0	(4.1)
Gain on sale of royalties	(45.9)	0.0
Gain on sale of investment in INV Metals	(16.1)	0.0
Insurance recoveries	(10.2)	0.0
Employee service provision	2.8	2.2
Other	(11.7)	5.3
Total other non-cash items	$ 81.6	$ 89.4